Note 19 - Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE
19
Derivative Instruments and Hedging Activities
The Company originates single-family residential loans for sale into the secondary
market and enters into commitments to sell those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accoun ts for its commitments in accordance with ASC
815,
Accounting for Derivative Instruments and Hedging Activities
.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is refer red to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary
market. The commitments to originate and sell loans are derivatives that are recorded at fair value. As a result of marking these derivatives to fair value for the period ended
December
31,
2016,
the Company recorded an increase in other liabilities of
$11,000,
an increase in other assets of
$30,000
and a net gain on the sale of loans of
$19,000.
As a result of marking these derivatives to fair value for the period ended
December
31,
2015,
the Company recorded a decrease in other liabilities of
$7,000,
an increase in other assets of
$20,000
and a net gain on the sale of loans of
$27,000.

As of
December
31,
2016
and
2015,
the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market.
As a result of marking these loans for the period ended
December
31,
2016,
the Company recorded a decrease in other liabilities of
$14,000
and a net gain on the sale of loans of
$14,000.
As a result of marking these loans for the period ended
December
31,
2015,
the Company recorded an increase in other liabilities of
$3,000,
and a net loss on the sales of loans of
$3,000.